Stock options (Details) - Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Outstanding, beginning of year	206,250	206,250	85,000
Granted			80,000
Cancelled			(41,250)
Bonus shares adjustment			82,500
Outstanding, end of year	206,250	206,250	206,250
Exercisable, end of year	206,250	86,250	86,250
Outstanding, beginning of years	$ 1.52	$ 1.52	$ 1.56
Weighted average exercise price, Granted	0	0	2.80
Cancelled in period	0	0	(1.04)
Bonus shares adjustments	0	0	(0.72)
Outstanding, end of years	1.52	1.52	1.52
Exercisable, end of years	$ 1.52	$ 1.04	$ 1.04